Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	€ 2,557
Depreciation charge	(880)	€ (734)	€ (677)
Property, plant and equipment at ending period	4,325	2,557
Research and development cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	(827)	(701)	(645)
General and administrative expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	(53)	(33)	(32)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	6,798	6,081
Additions	2,701	941
Disposals	(384)	(224)
Property, plant and equipment at ending period	9,115	6,798	6,081
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(4,241)	(3,731)
Depreciation charge	(880)	(734)
Disposals	331	224
Property, plant and equipment at ending period	(4,790)	(4,241)	(3,731)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	1,453
Property, plant and equipment at ending period	2,197	1,453
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	4,507	3,967
Additions	1,206	540
Disposals	(68)	0
Property, plant and equipment at ending period	5,645	4,507	3,967
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(3,054)	(2,676)
Depreciation charge	(410)	(378)
Disposals	16	0
Property, plant and equipment at ending period	(3,448)	(3,054)	(2,676)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	787
Property, plant and equipment at ending period	1,641	787
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	1,641	1,494
Additions	1,270	371
Disposals	(316)	(224)
Property, plant and equipment at ending period	2,595	1,641	1,494
Other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(854)	(786)
Depreciation charge	(415)	(292)
Disposals	315	224
Property, plant and equipment at ending period	(954)	(854)	(786)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	317
Property, plant and equipment at ending period	487	317
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	650	620
Additions	225	30
Disposals	0	0
Property, plant and equipment at ending period	875	650	620
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(333)	(269)
Depreciation charge	(55)	(64)
Disposals	0	0
Property, plant and equipment at ending period	€ (388)	€ (333)	€ (269)